Significant Accounting Policies - Additional Information (Detail) MT in Millions, $ in Millions			12 Months Ended
	Jan. 30, 2023 USD ($) t	Jan. 25, 2023 shares	Dec. 31, 2022 USD ($) Employees MT	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 24, 2023 USD ($)
Disclosure of significant accounting policies [line items]
Minimum equity interest for significant influence			20.00%
Increase decrease in financing obligations connected with leases			$ 296	$ 227	$ 213
Emissions of Co2 gross | MT			50
Percentage of Co2 released directly related to production process			60.00%
Percentage of Co2 released directly related to electric consumption			20.00%
Percentage of Co2 released through activity of supply and transportation			20.00%
Loss from catastrophes			$ 1	5	1
Acquistion Of Subsidiary [Member] | SHTANG Recycle Limited [Member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary	51.00%
Payment to acquire interest in subsidiaries	$ 13
Aggregate Processing Capacity Per Annum | t	600,000
Period For Which License Has Been Rewarded	13 years
Tender Offer Report Filed For Acquiring Shares [Member] | CEMEX Asian South East Corporation [Member]
Disclosure of significant accounting policies [line items]
Date of commencement of offer		Feb. 16, 2023
Period of validiy of the offer		20 days
Executive Variable Compensation [Member]
Disclosure of significant accounting policies [line items]
Precease of decrease in annual executive variable compensation			10.00%
Precease of increase in annual executive variable compensation			10.00%
Number of employees | Employees			4,400
Two Thousand and Twenty Year Baseline [Member]
Disclosure of significant accounting policies [line items]
Percentage reduction of Co2 emissions			25.00%
Percentage decrease in transportation emissions			30.00%
Percentage decrease of scope 3 emissions per ton of purchased fuels			40.00%
Percentage decrease of absolute scope 3 emissions from the use of traded fuels			42.00%
Scope Three [Member]
Disclosure of significant accounting policies [line items]
Percentage reduction of Co2 emissions			0.00%
Altantic Minerals [Member] | Definitive Agreement For The Purhcase Of Assets [Member]
Disclosure of significant accounting policies [line items]
Business combination aggegate consideration						$ 75
Computer software [member]
Disclosure of significant accounting policies [line items]
Useful life of intangible asset			5 years
Extraction rights [member]
Disclosure of significant accounting policies [line items]
Useful life of intangible asset			83 years
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Useful life of intangible asset			3 years
Percentage of Co2 released			5.00%
Bottom of range [member] | Tender Offer Report Filed For Acquiring Shares [Member] | CEMEX Asian South East Corporation [Member]
Disclosure of significant accounting policies [line items]
Number of shares to be acquired pursuant to offer | shares		1
Bottom of range [member] | Scope One [Member]
Disclosure of significant accounting policies [line items]
Percentage reduction of Co2 emissions			35.00%
Bottom of range [member] | Scope Two [Member]
Disclosure of significant accounting policies [line items]
Percentage reduction of Co2 emissions			58.00%
Top of range [member]
Disclosure of significant accounting policies [line items]
Useful life of intangible asset			20 years
Percentage of Co2 released			7.00%
Top of range [member] | Tender Offer Report Filed For Acquiring Shares [Member] | CEMEX Asian South East Corporation [Member]
Disclosure of significant accounting policies [line items]
Number of shares to be acquired pursuant to offer | shares		1,614,000,000
Top of range [member] | Scope One [Member]
Disclosure of significant accounting policies [line items]
Percentage reduction of Co2 emissions			47.00%
Top of range [member] | Scope Two [Member]
Disclosure of significant accounting policies [line items]
Percentage reduction of Co2 emissions			65.00%
Mobile equipment [member]
Disclosure of significant accounting policies [line items]
Carrying amount of assets acquired through capital lease			$ 296	$ 227	$ 213